CONSOLIDATED FINANCIAL STATEMENTS (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 01, 2019
Statement [Line Items]
Acquired Price Paid	$ 168,680
Annual Volume Assets Installation	339,000
Recognised proft or loss		$ 0	$ 21,674	$ 14,213
Corporation Prime Line Inc [Member]
Statement [Line Items]
Acquired Price Paid					$ 12,626
Goodwill Transaction					$ 732
MDF Line [Member]
Statement [Line Items]
Volume Of Assets Acquired	220,000
Melamine [Member]
Statement [Line Items]
Volume Of Assets Acquired	309,000
Arauco [Member]
Statement [Line Items]
Recognised proft or loss			$ 21,674
Maderas Arauco SA [Member]
Statement [Line Items]
Acquired Price Paid		$ 9,144
Percentage voting interest acquired		86.6155%
Business combinations cash transferred		$ 4,258
Formaldehyde [Member]
Statement [Line Items]
Capacity of plant	60,600
Resins [Member]
Statement [Line Items]
Capacity of plant	60,000
Impregnation Lines [Member]
Statement [Line Items]
Capacity of plant	28.9 million of m2